	RMB International Fund
	Portfolio Holdings As of September 30, 2022 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 97.0%
	(percentage of net assets)
	AUSTRALIA 2.0%
	National Australia Bank Ltd.	239,770	$4,439,520

	DENMARK 2.9%
	Novozymes A/S - Class B	130,453	6,555,540

	FINLAND 4.6%
	Sampo OYJ - Class A	240,919	10,285,185

	FRANCE 9.9%
	Dassault Systemes SE	159,425	5,504,139
	LVMH Moet Hennessy Louis Vuitton SE	16,692	9,841,145
	Schneider Electric SE	61,424	6,937,862
			22,283,146
	IRELAND 3.0%
	Kerry Group PLC - Class A	75,809	6,757,007

	ISRAEL 1.4%
*	Nice Ltd. - ADR	17,009	3,201,774

	ITALY 1.3%
	Stevanato Group SpA	176,454	2,989,131

	JAPAN 25.7%
	FANUC Corp.	22,100	3,103,157
	ITOCHU Corp.	146,800	3,543,447
	Kansai Electric Power Co., Inc. (The)	523,100	4,376,439
	Mitsui Fudosan Co. Ltd.	416,100	7,926,699
	Murata Manufacturing Co. Ltd.	62,523	2,877,757
	Nikon Corp.	237,000	2,246,055
	Nintendo Co. Ltd.	195,000	7,865,189
	Ono Pharmaceutical Co. Ltd.	185,700	4,337,717
	ORIX Corp.	263,300	3,688,584
	Recruit Holdings Co. Ltd.	36,400	1,048,526
	Sony Group Corp.	45,600	2,937,300
	Stanley Electric Co. Ltd.	153,100	2,403,758
	Subaru Corp.	393,846	5,951,937
	Takuma Co. Ltd.	209,700	1,798,226
	TV Asahi Holdings Corp.	418,527	4,057,921
			58,162,712
	NETHERLANDS 3.0%
	ASML Holding N.V.	16,507	6,838,478

	SPAIN 2.7%
	Bankinter S.A.	1,105,365	6,206,468

	SWEDEN 2.5%
	Svenska Handelsbanken AB - Class A	690,297	5,666,646

	SWITZERLAND 12.8%
	Lonza Group AG	13,562	6,603,219
	Nestle S.A.	81,665	8,832,668
	Novartis AG	146,563	11,173,522
	STMicroelectronics N.V.	76,339	2,372,399
			28,981,808
	UNITED KINGDOM 25.2%
	Anglo American PLC	265,428	7,969,658
	AstraZeneca PLC	38,615	4,244,908
	Compass Group PLC	378,865	7,544,086
	Diageo PLC	163,597	6,886,344
	Intertek Group PLC	148,494	6,092,544
	Lloyds Banking Group PLC	10,014,036	4,526,207
	London Stock Exchange Group PLC	40,615	3,429,877
	Rentokil Initial PLC	881,164	4,670,569
	Shell PLC	463,912	11,508,645
			56,872,838
	Total Common Stocks (Cost: $239,354,233)		219,240,253

	Short-Term Investments 2.2%
	(percentage of net assets)
	MONEY MARKET FUNDS 2.2%
	First American Government Obligations Fund - Class X - 2.78% [a]	4,860,612	4,860,612
	Total Short-Term Investments (Cost: $4,860,612)		4,860,612

	Total Investments 99.2% (Cost: $244,214,845)		$224,100,865
	Cash and other assets, less liabilities 0.8%		1,817,158
	Net Assets 100.0%		$225,918,023

ADR	American Depositary Receipt
*	Indicates securities that do not produce income.
a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depositary Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Equity Securities traded on the Over-The-Counter (“OTC”) Market. The market value shall be the last reported sale in the OTC market on which the security primarily trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc., or other recognized OTC market. If no last sale is reported, the securities will be valued at the mean between the closing bid and the closing asked price on the primary market.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security’s closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security’s valuation price to no longer reflect actual value, such security’s fair value shall be determined through the use of an independent pricing service’s proprietary fair value pricing model. When systematic fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Funds’ use of systematic fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds’ process may not be effective in preventing short-term NAV arbitrage trading.

	At September 30, 2022	Level 1	Level 2	Level 3	Total
	RMB International Fund
	Assets
	Common Stocks[1,2]	$6,190,905	$213,049,348	$-	$219,240,253
	Short-Term Investments	4,860,612	-	-	4,860,612
	Total Investments in Securities	$11,051,517	$213,049,348	$-	$224,100,865

[1]	Refer to the Fund's Portfolio Holdings for the breakdown of holdings by country.
[2]	Foreign securities valued using systemic fair valuation are moved from Level 1 to Level 2.
	The table below provides a breakdown, by country, of the Fund’s Level 2 securities at
	September 30, 2022.

		RMB
		International
		Fund
	Australia	$4,439,520
	Denmark	6,555,540
	Finland	10,285,185
	France	22,283,146
	Ireland	6,757,007
	Japan	58,162,712
	Netherlands	6,838,478
	Spain	6,206,468
	Sweden	5,666,646
	Switzerland	28,981,808
	United Kingdom	56,872,838
	Total	$213,049,348